Preferred Stock [Text Block]	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Preferred Stock [Text Block]
17.	PREFERRED STOCK
Pursuant to the Articles of Incorporation, MUFG had been authorized to issue 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, and 200,000,000 shares of Class 7 Preferred Stock without par value as of March 31, 2021.
All classes of preferred stock are
non-voting
and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative
and
non-participating
with respect to dividend payments. Shareholders of all classes of preferred stock have the right to receive a liquidation distribution at ¥2,500 and do not have the right to participate in any further liquidation distributions.
As of March 31, 2019, 2020 and 2021, there was no preferred stock outstanding and the entire amount of Capital stock on the consolidated balance sheets consisted of only common stock.